Retail Class | METROPOLITAN WEST ALPHA TRAK 500 FUND
METROPOLITAN WEST ALPHA TRAK 500 FUND
INVESTMENT OBJECTIVE
The ALPHATRAK 500 FUND seeks to achieve a total return that exceeds the total return of the S&P 500 Index.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	Retail Class METROPOLITAN WEST ALPHA TRAK 500 FUND Class M
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Retail Class METROPOLITAN WEST ALPHA TRAK 500 FUND Class M
Management Fees	[1]	0.25%
Distribution (12b-1) Fees		none
Other Expenses	[2]	1.77%
Total Annual Fund Operating Expenses		2.02%
Fee Waiver and/or Expense Reimbursement	[3]	(1.12%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[3]	0.90%
[1]	The management fee paid to the Adviser for providing services to the Fund consists of a basic fee at an annual rate of 0.35% of the Fund's average net assets and a positive or negative performance adjustment of up to an annual rate of 0.35% (applied to the average assets for the rolling 3-month performance period), resulting in a total minimum fee of 0% and a total maximum fee of 0.70%. The average monthly management fee for the year ended March 31, 2012 was 0.25% (annual rate).
[2]	"Other Expenses" excludes extraordinary non-recurring tax expenses of 0.07%.
[3]	Metropolitan West Asset Management, LLC (the "Adviser") has contractually agreed to waive advisory fees and/or reimburse expenses including distribution expenses to limit the Fund's total annual operating expenses to 0.90% and limit "Other Expenses" to 0.20% of the Fund's average daily net assets, assuming the maximum management fee. "Other Expenses" does not include interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. This contract will remain in place until July 31, 2013. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser. Assuming the amount of other expenses and fee reduction and/or expense reimbursement shown above, net expenses would have been 0.90% assuming the minimum management fee, 0.90% assuming the basic fee and 0.90% assuming the maximum management fee.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class METROPOLITAN WEST ALPHA TRAK 500 FUND Class M	92	525	984	2,258

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an enhanced S&P 500 Index fund that combines non-leveraged investments in the S&P 500 with a fixed-income portfolio. The Adviser actively manages the fixed-income portfolio in an effort to produce an investment return that, when combined with the Fund’s return on the S&P 500 Index futures, will exceed the total return of the S&P 500 Index. The Fund may also use S&P 500 swap contracts together or in lieu of the S&P index futures. The Fund is not designed for investors that are sensitive to taxable gains.

The Fund pursues its objective by investing, under normal circumstances, in S&P 500 Index futures contracts with a contractual or “notional” value substantially equal to the Fund’s total assets. The Fund will make margin deposits with futures commission merchants with a total value equal to approximately 4% to 5% of the notional value of the futures contracts and invest the rest of its assets in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations, mortgage-related issuers and governments. The portfolio duration is up to three years and the dollar-weighted average maturity ranges from one to five years. At least 85% of the Fund’s net assets are invested in fixed income securities rated at least investment grade or unrated securities that are determined by the Adviser to be of similar quality. Up to 15% of the Fund’s net assets may be invested in securities rated below investment grade.

Investments typically include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, options, credit default swaps, private placements, defaulted debt securities and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Fund invests in the U.S. and abroad, including emerging markets.
PRINCIPAL RISKS
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:     the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Liquidity Risk:     the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Prepayment and Extension Risk:    The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Foreign Securities Risk:    the value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Please see “Additional Fund Information-Principal Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
PERFORMANCE INFORMATION
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.
ANNUAL TOTAL RETURNS FOR YEARS ENDED 12/31

YEAR-TO-DATE TOTAL RETURN AS OF JUNE 30, 2012: 12.50%

Highest Performance Quarter	Lowest Performance Quarter
Quarter ended September 30, 2009	Quarter ended December 31, 2008
29.87%	–33.87%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2011)
Average Annual Total Returns - Retail Class METROPOLITAN WEST ALPHA TRAK 500 FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class M	(0.29%)	(2.45%)	1.77%	2.17%	Jun. 29, 1998
Class M Return After Taxes on Distributions	(2.81%)	(6.35%)	(1.14%)	(0.85%)	Jun. 29, 1998
Class M Return After Taxes on Distributions and Sale of Fund Shares	(0.06%)	(4.25%)	(0.16%)	0.14%	Jun. 29, 1998
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	2.56%	Jun. 29, 1998

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.